Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Building	20 years
Equipment for rental business	2.5-5 Years
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years

Schedule of revenue from continuing operations
	For the years ended September 30,
	2019	2020	2021
Revenues from continuing operations:
Sales of battery packs and e-bicycles	$171,464	$14,313,446	$22,520,903
Battery cell trading	1,186,185	-	-
Others	13,552	929,836	901,103
Net revenues	$1,371,201	$15,243,282	$23,422,006